SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Expected Useful Lives of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2014
Media display equipment [Member]
Fixed assets, net [Line Items]
Estimated useful life	5 years
Wi-Fi equipment [Member]
Fixed assets, net [Line Items]
Estimated useful life	5 years
Computers and office equipment [Member]
Fixed assets, net [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Fixed assets, net [Line Items]
Estimated useful life	5 years